SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jun. 30, 2026
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements are presented in Japanese yen, the currency of the country in which the Company is incorporated and principally operates. The accompanying consolidated financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) and include the accounts of the Company and its subsidiaries.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Lead Real Estate, its wholly owned subsidiaries, and the Company’s consolidated variable interest entity (“VIE”) as described in the Organization and Description of the Business above. All intercompany accounts and transactions have been eliminated in consolidation. Investments in companies over which the Company has significant influence, but not control, are accounted for by the equity method. The Company evaluates its investments and other significant relationships to determine whether any investee is a VIE. If the Company concludes that an investee is a VIE, the Company evaluates its power to direct the activities of the investees, its obligation to absorb the expected losses of the investee, and its right to receive the expected residual returns of the investee to determine whether the Company is the primary beneficiary of the investee. If the Company is the primary beneficiary of a VIE, the Company consolidates such entity and reflects the noncontrolling interest of other beneficiaries of that entity. Refer to “Note 10. VARIABLE INTEREST ENTITIES” for more information.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates, and these differences could have a significant impact on the financial statements.

Revenue Recognition

The Company recognizes revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The Company applies a five-step model that requires entities to exercise judgment when considering the terms of the contract(s), which include (i) identifying the contract(s) with the customer, (ii) identifying the separate performance obligations in the contract, (iii) determining the transaction price, (iv) allocating the transaction price to the separate performance obligations, and (v) recognizing revenue when each performance obligation is satisfied.

Real Estate Sales

The Company’s primary source of revenue is the development and sale of luxury single-family homes and condominiums and hotels, including land, in its principal market, Japan. Transactions are conducted through two types of contracts, a land sales contract (the “Land Sales Contract”) and a construction contract (the “Construction Contract”), which demarcate two distinct performance obligations, delivering a land parcel and delivering the completed building, respectively. The contracts are considered two distinct performance obligations as the customer can benefit from both land and building on its own and the Company’s promises to transfer the land and the building to the customer are separately identifiable from each other.

The Land Sales Contract outlines the terms and conditions of the land sale, while the Construction Contract summarizes the terms of the construction which the Company is to perform for the customer. When entering into a new build-to-suit transaction, the Land Sales Contract and the Construction Contract are executed concurrently. Under the Land Sales Contract, the Company bills the customer (i) upon the execution of the contract and (ii) when control of the land is transferred to the customer upon payments made by the customers on the closing date. Under the Construction Contract, the Company bills the customer (i) upon the execution of the contract and (ii) upon the transfer of a completed building to the customer on a closing date, and the customer generally pays within the same day of each billing. The Company records receivables under its Construction Contracts for construction projects for which revenue is recognized over time. The deposit made by the customer at the time of contract execution varies by contract and is generally either a fixed percentage of the aggregate sale price or a flat fee. Advances received are recorded as contract liabilities.

The Company sells the land based on market price plus a markup and sets the selling price per building based on cost plus margin.

The Company has the following four types of revenue streams from real estate sales:

Type I.	Sale of land separately
Type II.	Sale of land and construction of a building where title of the land is transferred upon completion of the construction of the building
Type III.	Sale of land and construction of a building where the title of land is transferred at the beginning and prior to the commencement of the construction of the building
Type IV.	Sale of land and completed building where the Company does not provide construction activities
Type I.	Sale of land separately

The Company sells parcels of land separately to customers without constructing a building and recognizes revenue at a point in time when control of the land is transferred to the customer upon transfer of the legal title when final payment is made by the customer. No significant continuing involvements or obligations exist after the closing date. These transactions are considered as a part of the Company’s ordinary real estate disposition activities as it seeks to reinvest capital into higher-yielding development opportunities.

Type II.	Sale of land and construction of a building where title of the land is transferred upon completion of the construction of the building

The Company sells land and a completed building together upon completion of construction of the building. As the title and possession of the land and the completed building do not transfer to the customer until the completion of the construction of the building and the final payment is made by the customer, the control of the land and the building does not transfer to the customer during the construction of the building. The Company recognizes revenue for the sale of the land and building at a point in time upon final payment by the customer and transfer of the legal title to the customer when the construction is completed. The duration of the construction contracts is generally up to one year for smaller projects and up to three years for larger projects.

Type III.	Sale of land and construction of a building where the title of land is transferred at the beginning and prior to the commencement of the construction of the building

The Company sells land to the customer at the beginning and prior to the commencement of the construction of the building and subsequently performs the construction of the building on the customer’s land. The Company recognizes revenue from the sale of land at the sales price stipulated in the Land Sales Contract at a point in time when control of the land is transferred to the customer upon transfer of the legal title when final payment is made by the customer.

For Construction Contracts under which the Company constructs a building on land controlled by the customer, revenue is recognized over time because the customer controls the asset as it is constructed. The Company measures progress toward satisfaction of its construction performance obligation using a cost-to-cost input method, calculated as costs incurred to date relative to total estimated costs to complete the performance obligation. The Company believes this method faithfully depicts its performance in transferring control of construction services to the customer. Costs that do not depict progress toward satisfaction of the performance obligation are excluded or adjusted, as appropriate. Estimates of total contract costs are reviewed throughout the construction period, and changes in estimates are reflected in revenue on a cumulative catch-up basis in the period identified.

During the fiscal year ended June 30, 2025, the Company identified an error in its method of measuring progress for construction performance obligations satisfied over time. Previously, the Company recognized construction revenue using a seven-milestone methodology under which the percentage assigned to each milestone was based on its estimated duration relative to the total estimated construction period. The Company determined that this methodology did not faithfully depict the transfer of control of construction services to customers and, therefore, was not consistent with ASC 606. To correct this error, the Company measured cumulative revenue for construction contracts in progress at June 30, 2025 using the cost-to-cost input method described above and has continued to apply that method thereafter.

Detailed historical project cost information necessary to calculate the precise effects on prior reporting periods was not available. Accordingly, management estimated the potential effects using available project information, including differences between the milestone and cost-to-cost methods for contracts in progress at June 30, 2025, and assessed the applicability of those differences to contracts in prior periods. Based on this analysis, management concluded that the estimated effects of the error were not material to the consolidated financial statements for any prior period presented.

Type IV.	Sale of land and completed building where the Company does not provide construction activities

The Company occasionally purchases land and a completed building to which the Company makes renovations before re-selling them to customers. The Company recognizes revenue at the sales prices stipulated in the sales contracts for the land and the building at a point in time when control of the land and the building is transferred upon transfer of the legal title when the final payment is made by the customer.

The Company issues a standard industry warranty against defects for a period of 10 years for its single-family homes and condominiums. This assurance type warranty against defects is not a performance obligation since it exists to protect customers from the risk of purchasing defective products and is not an additional service provided to the customer.

The remaining sources of revenue, which consist of income from hotel operations, leasing, commission, property management, and other miscellaneous revenue, are deemed insignificant as a percentage of total revenue or operating profits.

Contract Assets and Contract Liabilities

Contract assets represent the Company’s right to an amount of consideration in exchange for goods or services that the Company transferred to a customer when that right is conditional on something other than the passage of time.

Contract liabilities represent obligations to transfer goods or services to a customer for which the Company has received consideration, or for which an amount of consideration is due from the customer. Refer to Note 4. CONTRACT ASSETS AND CONTRACT LIABILITIES for detail.

Disaggregation of Revenue by Major Revenue Stream

Revenue is disaggregated by the major revenue streams from the four types of real estate sales and other revenue. The Company’s revenue disaggregated by revenue streams for the fiscal years ended June 30, 2026, 2025, and 2024 was as follows (in thousands):

	For the Fiscal Years Ended June 30,
	2026	2025	2024
Type I	¥5,195,960	¥4,868,494	¥7,522,291
Type II	9,405,222	7,860,724	5,791,517
Type III.a. land only	1,564,800	3,089,207	1,924,423
Type III.b. construction only (over time)	653,944	1,033,051	1,376,455
Type IV	640,900	1,455,933	1,872,388
Other revenue	713,380	535,254	463,609
Total revenue	¥18,174,206	¥18,842,663	¥18,950,683

Other Revenue

The Company generates other revenue, which includes income from hotel operations, leasing, commission, property management, and other miscellaneous sources. The primary components of other revenue for the fiscal years ended June 30, 2026, 2025, and 2024 were as follows (in thousands):

	For the Fiscal Years Ended June 30,
	2026	2025	2024
Hotels	¥431,291	320,799	231,580
Leasing(a)	79,534	48,537	57,834
Commission	101,735	99,457	100,855
Property management	88,140	55,422	58,991
Other	12,680	11,039	14,349
Other revenue	¥713,380	¥535,254	¥463,609

(a)	Leasing revenue is recognized over time under ASC 842 (Leases).

Disaggregation of Revenue by Timing of Revenue Recognition

The Company recognizes revenue either at a point in time or over time depending on how performance obligations are satisfied. The Company’s revenue, disaggregated by timing of revenue recognition for the fiscal years ended June 30, 2026, 2025, and 2024 was as follows (in thousands):

	For the Fiscal Years Ended June 30,
	2026	2025	2024
Point in time	¥16,921,296	¥17,705,652	¥17,574,228
Over time	1,252,910	1,137,011	1,376,455
Total revenue	¥18,174,206	¥18,842,663	¥18,950,683

Foreign Operations

The Company’s reporting and functional currency is the Japanese yen. The functional currency of the Company’s wholly owned subsidiary, Real Vision, is the Japanese yen, whereas the functional currency of LRE Dallas and LRE Cayman is the United States dollar. The functional currency of LRE HK is the Hong Kong Dollar. The functional currency of the Company’s wholly owned subsidiary, LRE Management, is the Japanese yen. Assets and liabilities are translated using the fiscal year end foreign exchange rate, and income and expenses are translated using the weighted average exchange rate for the period. Foreign currency translation adjustments related to the financial statements of foreign subsidiaries, net of related income tax effects, are credited or charged directly to the foreign currency translation adjustment account, a component of accumulated other comprehensive gain (loss). The tax effects related to the foreign currency translation of financial statements of the consolidated subsidiaries and VIE are not recognized unless it is apparent that the temporary differences will reverse in the foreseeable future. Monetary assets and liabilities denominated in currencies other than the functional currency are remeasured into the functional currency of the respective entity at the fiscal year-end foreign exchange rate, and gains and losses resulting from such remeasurement are included in foreign exchange gain (loss). Foreign currency denominated income and expenses are remeasured using the average exchange rate for the period. The effects of translation and remeasurement related to foreign currency transactions are recorded in the statements of comprehensive income.

Emerging Growth Company Status

The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, these financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.

Concentration of Credit Risk and Significant Vendors

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents. The Company maintains its cash and cash equivalents at high-quality and accredited financial institutions. Generally, these deposits may be redeemed upon demand and, therefore, bear minimal risk. The Company has not experienced any losses of such amounts and management believes it is not exposed to any significant credit risk beyond the normal credit risk associated with its cash and cash equivalents.

Revenue of ¥3,040,000 thousand and ¥2,004,000 thousand from two customers, respectively, accounted for 10% or more of the Company’s total revenue for the fiscal year ended June 30, 2026. Revenue of ¥2,040,000 thousand from one customer accounted for 10% or more of the Company’s total revenue for the fiscal year ended June 30, 2025. No single customer accounted for 10% or more of the Company’s total revenue for the fiscal year ended June 30, 2024.

Accounts receivable of ¥24,470 thousand and ¥6,371 thousand from two customers, respectively, accounted for 10% or more of the Company’s accounts receivable balance as of June 30, 2026. Accounts receivable of ¥29,062 thousand from one customer accounted for 10% or more of the Company’s accounts receivable balance as of June 30, 2025.

Contract assets of ¥30,594 thousand, ¥30,313 thousand, ¥19,507 thousand, and ¥11,179 thousand from four projects, respectively, accounted for 10% or more of the Company’s contract assets balance as of June 30, 2026. Contract assets of ¥35,721 thousand, ¥31,024 thousand, ¥22,883 thousand, ¥21,005 thousand, and ¥15,292 thousand from five projects, respectively, accounted for 10% or more of the Company’s contract assets balance as of June 30, 2025.

Cost of sales of ¥2,787,331 thousand to one contractor accounted for 10% or more of the Company’s total cost of sales for the fiscal year ended June 30, 2026. No single contractor accounted for 10% or more of the Company’s total cost of sales for the fiscal year ended June 30, 2025. Cost of sales of ¥1,627,485 thousand to one contractor accounted for 10% or more of the Company’s total cost of sales for the fiscal year ended June 30, 2024.

Accounts payable of ¥189,992 thousand and ¥160,286 thousand to two contractors, respectively, accounted for 10% or more of the Company’s accounts payable balance as of June 30, 2026. No single contractor had 10% or more of the Company’s accounts payable balance as of June 30, 2025.

Segment Reporting

Operating segments are determined in accordance with ASC Topic 280, Segment Reporting, and defined as components of an enterprise for which separate financial information is available that is evaluated regularly by the chief operating decision-maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company’s CODM has been identified as the Chief Executive Officer, who primarily evaluates performance based on the number of single-family homes, condominiums, and hotels closed, average sale price, and financial results. Segment profitability is measured by net and comprehensive income.

The Company’s primary and sole operating segment is real estate sales, with the balance of revenue categorized under real estate sales.

The Company primarily operates in Japan and the revenue is primarily generated in Japan, which is the only geographic reportable segment.

The table below shows revenue from external customers for each product the Company offers for the fiscal years ended June 30, 2026, 2025, and 2024 (in thousands):

	For the Fiscal Years Ended June 30,
	2026	2025	2024
Single-family home	¥5,077,199	¥7,043,336	¥6,698,836
Condominium	9,796,918	6,677,016	11,788,238
Hotel	2,586,709	4,587,057	—
Other revenue	713,380	535,254	463,609
Total revenue	¥18,174,206	¥18,842,663	¥18,950,683

The table below shows revenue from external customers in Japan and all foreign countries for the fiscal years ended June 30, 2026, 2025, and 2024 (in thousands):

	For the Fiscal Years Ended June 30,
	2026	2025	2024
Japan	¥18,156,469	¥18,829,625	¥18,931,809
All foreign countries	17,737	13,038	18,874
Total revenue	¥18,174,206	¥18,842,663	¥18,950,683

The table below shows long-lived assets, which consist of property and equipment and right-of-use assets for operating leases, located in Japan and all foreign countries as of June 30, 2026 and 2025 (in thousands):

	June 30,
	2026	2025
Japan	¥6,222,232	¥6,188,067
All foreign countries	451,135	464,496
Total	¥6,673,367	¥6,652,563

Noncontrolling Interest

The Company’s noncontrolling interests reflect consolidation effects of LRE Cayman and LRE Management. Losses attributable to these noncontrolling interests are presented in the consolidated statements of comprehensive income as net loss attributable to the noncontrolling interests.

Cash and Cash Equivalents and Concentration of Credit Risk

Cash and cash equivalents are defined as cash on hand, demand deposits with financial institutions, and short-term liquid investments with an initial maturity date of less than three months. The Company’s cash and cash equivalents accounts may exceed Japanese government insured limits, up to ¥10,000 thousand, from time to time and could be negatively impacted if the underlying financial institutions fail or are subject to other adverse conditions in the financial markets. To date, the Company has experienced no loss or diminished access to cash in its demand deposit accounts.

Accounts Receivable, Net

The Company’s accounts receivable consists primarily of receivables from general contractors, subcontractors, and travel agents, and receivables resulting from the implementation of Accounting Standards Codification 606, Revenue from Contracts with Customers (“ASC 606”). The balance is presented net of an allowance for current expected credit losses (i.e., doubtful accounts). The Company measures expected credit losses for financial assets measured at amortized cost, including accounts receivable and contracts assets, over the contractual life, considering historical loss experience, current conditions, and reasonable and supportable forecasts, as applicable. Accounts are written off against the allowance when the Company determines that the balance is uncollectible. That determination is made after collection efforts are exhausted. Recoveries of amounts previously written off are recorded as a reduction of credit loss expense when received. Credit loss expense is included in selling, general and administrative on the consolidated statements of comprehensive income. The allowance for credit losses balance for accounts receivable was nil and nil as of June 30, 2026 and 2025, respectively.

Real Estate Inventory

Inventories consist of raw entitled land, finished lots, and construction in process (“CIP”), including capitalized interest. Inventory is stated at cost unless the carrying amount is determined not to be recoverable, in which case the affected inventory is written down to fair value. Inventories include the costs of direct land acquisition, land development, construction, capitalized interest, real estate taxes, and direct overhead costs incurred related to land acquisition and development and single-family home and condominium construction. Indirect overhead costs are charged to selling, general, and administrative expenses as incurred. Land and development costs are typically allocated to individual lots on a pro rata basis based on the number of lots in the development, and the costs of lots are transferred to construction work in progress when construction begins. Sold units are expensed on a specific identification basis as cost of contract revenue earned. Cost of contract revenue earned for single-family homes, condominiums, and hotels closed includes the specific construction costs of each single-family home, condominium, or hotel and all applicable land acquisition, land development, and related costs allocated to each residential lot. Inventories are carried at the lower of accumulated cost or net realizable value.

Land, development, and other project costs, including interest and property taxes incurred during development and construction, net of expected reimbursable development costs, are capitalized to real estate inventory. Land development and other common costs that benefit the entire community, including field construction supervision and related direct overhead, are allocated to individual lots or homes, as appropriate. The costs of lots are transferred to homes in progress when home construction begins. Home construction costs and related carrying charges are allocated to the cost of individual homes using the specific identification method. Costs that are not specifically identifiable to a home are allocated on a pro rata basis, which the Company believes approximate the costs that would be determined using an allocation method based on relative sales values since the individual lots or homes within a community are similar in value. Inventory costs for completed homes are expensed to cost of sales as homes are closed. Changes to estimated total development costs subsequent to initial home closings in a community are generally allocated to the remaining unsold lots and homes in the community on a pro rata basis.

When evidence exists that the net realizable value of inventory is lower than its cost, the difference is recognized as an impairment loss in the period in which it occurs. The Company looks for instances where sale prices for a single-family home, condominium, or hotel in backlog or potential sale prices for a future sold single-family home,  condominium, or hotel would be at a level that results in a negative gross margin. Impairment losses of  ¥1,252 thousand, ¥6,013 thousand, and nil were recognized in the fiscal years ended June 30, 2026, 2025, and 2024, respectively.

Capitalized Interest

Interest and other financing costs are capitalized as cost of inventory during community development, and home and hotel construction activities, in accordance with ASC Topic 835, Interest and expensed in cost of sales as homes in the community are closed. To the extent the debt exceeds qualified assets, a portion of the interest incurred is expensed.

Impairment of Long-Lived Assets

Long-lived assets, such as property and equipment and finite-lived intangible assets, are reviewed for impairment whenever events and circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group to be tested for impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. In making these determinations, the Company uses certain assumptions, including, but not limited to: (i) estimated fair value of the assets; (ii) estimated, undiscounted future cash flows expected to be generated by these assets, which are based on additional assumptions such as asset utilization and the length of time the asset will be used in the Company’s operations; and (iii) estimated residual values. Fair value is determined using various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. There were no events or circumstances identified during the fiscal year ended June 30, 2026 that required the Company to perform a quantitative impairment assessment. Impairment losses of ¥14,741 thousand were recognized on land as the carrying amount was determined to exceed fair value during the fiscal year ended June 30, 2025. There were no events or circumstances identified during the fiscal year ended June 30, 2024 that required the Company to perform a quantitative impairment assessment. The Company’s assumptions about future conditions important to its assessment of potential impairment of its long-lived assets are subject to uncertainty, and the Company will continue to monitor these conditions in future periods as new information becomes available.

Investment at cost

The equity method is generally used to account for equity investments over which significant influence, but not majority equity interest or control, is exerted in an investee company. Generally, the accompanying shareholding is between 20% and 50% of the voting rights. The share of earnings or losses of the investee is recognized in the consolidated statements of comprehensive income. The Company did not have any investment that would be accounted for under the equity method in the fiscal years ended June 30, 2026 and 2025.

Investments in equity securities in which the Company does not have significant influence, and for which there is not a readily determinable fair value, are recorded at cost, minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments in the same issuer.

For equity investments that the Company elects to use the measurement alternative, the Company makes a qualitative assessment considering impairment indicators to evaluate whether investments are impaired at each reporting date. Impairment indicators considered include, but are not limited to, a significant deterioration in the earnings performance or business prospects of the investee, including factors that raise significant concerns about the investee’s ability to continue as a going concern, a significant adverse change in the regulatory, economic, or technologic environment of the investee and a significant adverse change in the general market condition of either the geographical area or the industry in which the investee operates. If a qualitative assessment indicates that the investment is impaired, the entity estimates the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Company recognizes an impairment loss in earnings equal to the difference between the carrying value and fair value.

The carrying amount of equity securities without readily determinable fair values is recorded at cost as fair value is not readily determinable. The investment at cost amount was ¥134,261 thousand and ¥122,101 thousand as of June 30, 2026 and 2025, respectively. The Company recognized impairment losses of  ¥34,804 thousand and ¥23,509 thousand in the fiscal years ended June 30, 2026 and 2025, respectively. The Company did not recognize any upward or downward adjustments resulting from observable price changes during these periods.

Warranty Reserve

Future direct warranty costs are accrued and charged to cost of sales in the period when the related home is closed. The Company provides a limited warranty for its single-family homes and condominiums for a period of 10 years. The Company’s standard warranty requires the Company or its subcontractors to repair or replace defective construction during such warranty period at no cost to the homebuyer. At the time a home is sold, the Company records an estimate of warranty expense based on historical warranty costs. An analysis of the warranty reserve is performed periodically to ensure the adequacy of the reserve. The warranty reserve was ¥22,115 thousand and ¥28,783 as of June 30, 2026 and 2025, respectively, and was included in accrued expenses and other current liabilities on the consolidated balance sheets.

Cost of Sales

Cost of sales includes the lot purchase costs and demolition costs associated with each lot, construction costs of each construction, capitalized interest, building permits and other local municipality related costs, internal and external realtor commissions, and warranty costs (both incurred and estimated to be incurred). Land, development, and other allocated costs, including interest and property taxes, incurred during development and construction are capitalized and expensed to cost of sales when the sale of a single-family home, condominium, or hotel is closed, and revenue is recognized.

Selling and Commission Costs

Sales and broker commissions are expensed when incurred as the amortization period would be one year or less in accordance with ASC 340-40-25-4. Sales and broker commissions were ¥283,998 thousand, ¥132,994 thousand, and ¥67,723 thousand for the fiscal years ended June 30, 2026, 2025, and 2024, respectively, and were recorded as selling, general and administrative expenses in the Consolidated Statements of Comprehensive Income. Other selling costs are expensed in the period incurred.

Advertising Costs

Advertising costs are expensed as incurred. Advertising costs were ¥39,326 thousand, ¥52,900 thousand, and ¥25,812 thousand for the fiscal years ended June 30, 2026, 2025, and 2024, respectively, and were recorded as selling, general and administrative expenses in the Consolidated Statements of Comprehensive Income.

Income Taxes

Income taxes are computed in accordance with the provision of ASC Topic, 740, Income Taxes. Income taxes are accounted for on the asset and liability method. Under this method, deferred tax assets and liabilities are recognized for all future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company recognizes deferred tax assets to the extent that these assets are believed to be more likely than not to be realized. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts that are more likely than not expected to be realized. In making such a determination, all available positive and negative evidence is considered, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely to be realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are recognized as a component of selling, general, and administrative expenses in the consolidated statements of comprehensive income, if applicable. The Company did not have any uncertain tax benefits, interest or penalties associated with uncertain tax benefits that have been accrued or recognized as of and for the fiscal years ended June 30, 2026, 2025, and 2024.

Earnings Per Share

In accordance with ASC 260-10, Earnings Per Share, basic earnings per share is based on the weighted average number of ordinary shares outstanding. Diluted earnings per share is based on the weighted average number of ordinary shares and dilutive securities outstanding.

Recently Announced Accounting Standards

New Accounting Pronouncements Not Yet Effective

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which establishes new income tax disclosure requirements in addition to modifying and eliminating certain existing requirements. Under the new guidance, entities must consistently categorize and provide greater disaggregation of information in the rate reconciliation. Income taxes paid also must be further disaggregated. This standard is effective for annual reporting periods beginning after December 15, 2024 for public business entities. Entities other than public business entities have an additional year to adopt it. Early adoption is permitted. As an emerging growth company, the Company adopted this standard on July 1, 2026 and it will be reflected on the consolidated financial statements for the fiscal year ending June 30, 2027. The Company is currently evaluating the potential impact of adopting this guidance on financial statements requirements and does not expect the adoption to have a material impact.

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires disaggregated disclosure of income statement expenses for public business entities. The standard does not change the expense captions an entity presents on the face of the income statement; rather, it requires disaggregation of certain expense captions into specified categories in disclosures within the footnotes to the financial statements. In January 2025, the FASB issued ASU 2025-01, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (SUBTOPIC 220-40): Clarifying The Effective Date, which revises the effective date of ASU 2024-03. In January 2025, the FASB issued ASU 2025-01—Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40) to clarify the effective dates. This standard is effective for all public business entities for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The Company expects to adopt this standard on July 1, 2027. The Company is currently evaluating the impact of adoption of the new standard on its consolidated financial statements.

In November 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270), which requires entities to disclose events occurring since the end of the last annual reporting period that have a material impact on the entity and clarifies the applicability, form, and content of interim financial reporting under U.S. GAAP. The guidance is effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted, and the amendments may be applied either prospectively or retrospectively. The Company expects to adopt this standard on July 1, 2028. The Company is currently evaluating the impact of this new standard on the Company’s consolidated financial statements.

In December 2025, the FASB issued ASU 2025-12, Codification Improvements, which contains amendments to the Accounting Standards Codification intended to clarify guidance, correct errors, and make minor improvements. The amendments are effective for annual reporting periods beginning after December 15, 2026, including interim periods within those annual reporting periods. Early adoption is permitted. The Company expects to adopt this standard on July 1, 2027. The Company is currently evaluating the impact of this new standard on the Company’s consolidated financial statements.

The Company has reviewed all other recently issued accounting pronouncements and concluded that they were either not applicable or not expected to have a material impact on the Company’s financial statements.